Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	210,478	202,941
Common stock, shares outstanding	210,478	202,499
Treasury stock common shares	0	442